Related Party Transactions and Balances	12 Months Ended
Mar. 31, 2026
Related Party Transactions and Balances [Abstract]
Related Party Transactions and Balances

10. Related Party Transactions and Balances

For the years ended March 31, 2026 and 2025, we paid an aggregate of approximately $1,667 and approximately $1,523 respectively in cash and benefits in-kind granted to or accrued on behalf to our Directors and members of senior management for their services, in all capacities, and we did not pay any additional compensation to our Directors and members of senior management. We have not set aside or accrued any amount to provide pension, retirement or other similar benefits to our Executive Officers and Directors.

As of March 31, 2026 and 2025, these officers and directors were owed nil and $2. These amounts were included in accrued expenses on the accompanying balance sheets.

In addition, for the years ended March 31, 2026 and 2025, the Company paid approximately $729 and approximately $640, respectively, to one of the beneficial owners of the Company, for his services to a subsidiary of the Company.

In addition, for the years ended March 31, 2026 and 2025, the Company paid approximately $316 and approximately $386, respectively, to one of the members senior management as bonus in respect of performances on certain projects managed by this member of senior management. As of March 31, 2026 and 2025, this member of senior management was owed $315 and $385 of these amounts which are included in accrued expenses on the accompanying balance sheets.

As discussed in Note 7, loans in the aggregate principal amount of approximately $14,272 (SGD 18,430) are guaranteed by certain directors and shareholders of the Parent.

During the year ended March 31, 2025, the Company granted 292,036 shares of common stock to Mr. Zhang Youwei, an employee of the subsidiaries and a 49% shareholder of Primech AI Pte. Ltd. The shares were valued at $208 and was recognized as expense during the period.

As discussed in Note 11, certain group’s executive officers had executed guarantees in favor of the sureties for indemnities amounting to $8,760 (SGD 11,312) and approximately $6,460 (SGD 8,663), at March 31, 2026 and 2025, respectively.

During the year ended March 31, 2025, the Company granted 75,951 shares of common stock to members of the board of directors. The shares were valued at $60 and was recognized as expense during the period.

As of March 31, 2026, management has the following outstanding employment contracts with its Officers and Directors:

(a) 6 months with each of Mr. Ho Kin Wai, Mr. Khazid Bin Omar, Mr. Hansel Loo and Ms. Kit Yu Lee;

(b) 18 months with each of Mr. William Yuen, Mr. William Mirecki and Mr. Kai Yue Jason Chan.

Contractual remuneration with Officers and Directors are as follows:

As of March 31, 2026
2027	$941
2028	233
2029	-
2030	-
2031	-
Total	$1,174